Consolidated Statements of Income/(Loss) and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Income Statement [Abstract]
Revenues	$ 32,426	$ 2,120
Cost of revenues	(17,005)	(1,856)
Gross profit	15,421	264
Operating expenses
Selling and marketing expenses	(59)		(17)
General and administrative expenses	(1,762)	(53,435)	(9,673)
Total operating expenses	(1,821)	(53,435)	(9,690)
Income (loss) from operations	13,600	(53,171)	(9,690)
Other expenses
Interest income	756	1	879
Interest expense	(3,818)	(7,408)	(7,946)
Other (expenses) income	(4)	3	(256)
Total other expenses, net	(3,066)	(7,404)	(7,323)
Income (loss) from continuing operations	10,534	(60,575)	(17,013)
Discontinued operations
Gain on disposition of discontinued operations	686,276
Loss from discontinued operations	(2,315)	(113,614)	(760,879)
Net income (loss) from discontinued operations	683,961	(113,614)	(760,879)
Net income (loss) attributable to Meta Data Limited's shareholders	694,495	(174,189)	(777,892)
Add: Net loss attributable to non-controlling interests		5,286	5,871
Net income (loss) attributable to Meta Data Limited's shareholders	$ 694,495	$ (168,903)	$ (772,021)
Basic earnings (loss) per share
Continuing operations (in Dollars per share)	$ 0.12	$ (2.73)	$ (1.29)
Discontinued operations (in Dollars per share)	7.84	(5.13)	(57.54)
Diluted earnings (loss) per share
Continuing operations (in Dollars per share)	0.12	(2.73)	(1.29)
Discontinued operations (in Dollars per share)	$ 7.84	$ (5.13)	$ (57.54)
Weighted average number of shares outstanding (in thousands of shares)
Basic (in Shares)	87,293	22,166	13,223
Diluted (in Shares)	87,293	22,166	13,223
Net income (loss)	$ 694,495	$ (174,189)	$ (777,892)
Other comprehensive income (loss):
Unrealized loss on available-for-sale investment, net of tax			(1,810)
Foreign currency translation adjustment		(7,806)	808
Comprehensive income (loss)	694,495	(181,995)	(778,894)
Add: Comprehensive loss attributable to non-controlling interests		5,286	4,788
Comprehensive income (loss) attributable to Meta Data Limited's shareholders	$ 694,495	$ (176,709)	$ (774,106)